Segment Reporting (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
Net revenues
Others		$ 222,343	¥ 1,547,905	¥ 885,890		¥ 923,838
Total net revenues		3,673,792	25,576,204	15,763,557		11,594,792
Cost of revenues	[1]	(2,463,206)	(17,148,350)	(10,017,134)		(7,026,402)
Gross profit (loss)		1,210,586	8,427,854	5,746,423		4,568,390
Operating expenses
Research and development expenses	[1]	(364,199)	(2,535,482)	(1,192,052)		(781,886)
Sales and marketing expenses	[1]	(537,178)	(3,739,724)	(1,149,316)		(691,281)
General and administrative expenses	[1]	(213,953)	(1,489,495)	(883,225)		(544,641)
Goodwill impairment		0	0	0	[1]	(2,527)	[1]
Total operating expenses		(1,115,330)	(7,764,701)	(3,224,593)		(2,020,335)
Gain on disposal of subsidiaries and business		11,879	82,699			37,989
Other income		46,267	322,103	117,860		113,187
Operating income		153,402	1,067,955	2,639,690		2,699,231
Interest expense		(38,283)	(266,517)	(8,616)		(32,122)
Interest income and investment income		105,372	733,576	485,552		180,384
Foreign currency exchange (losses) gains, net		1,407	9,796	(514)		(2,176)
Gain on deemed disposal and disposal of investments		0	0	16,178		45,861
Gain on fair value changes of investment		384,859	2,679,312	1,689,404		0
Fair value loss on derivative liabilities		(2,300)	(16,011)	(2,285,223)		0
Other non-operating expenses		0	0	(2,000)		0
Income (loss) before income tax expenses		604,457	4,208,111	2,534,471		2,891,178
Income tax (expenses) benefits		(78,517)	(546,622)	(477,707)		(415,811)
Income (loss) before share of income (loss) in equity method investments, net of income taxes		525,940	3,661,489	2,056,764		2,475,367
Share of income (loss) in equity method investments, net of income taxes		5,536	38,540	58,933		33,024
Net income (loss)		531,476	3,700,029	2,115,697		2,508,391
Share-based compensation		136,193	948,148	648,025		257,661
Cost of revenues
Operating expenses
Share-based compensation		11,671	81,254	74,339		42,759
Research and development expenses
Operating expenses
Total operating expenses			(2,535,482)
Share-based compensation		72,639	505,697	225,173		122,348
Sales and marketing expenses
Operating expenses
Total operating expenses			(3,739,724)
Share-based compensation		1,827	12,718	5,723		4,417
General and administrative expenses
Operating expenses
Total operating expenses			(1,489,495)
Share-based compensation		50,056	348,479	342,790		88,137
Live streaming
Net revenues
Total net revenues		$ 3,451,449	24,028,299	14,877,667		10,670,954
Huya
Net revenues
Others			398,287	220,595		115,280
Total net revenues			8,374,501	4,663,440		2,184,816
Cost of revenues			(6,892,579)	(3,933,647)		(1,929,864)
Gross profit (loss)			1,481,922	729,793		254,952
Operating expenses
Research and development expenses				(265,152)		(170,160)
Sales and marketing expenses				(189,207)		(87,292)
General and administrative expenses				(287,710)		(101,995)
Total operating expenses			(1,299,934)	(742,069)		(359,447)
Other income			79,390	38,938		9,629
Operating income			261,378	26,662		(94,866)
Interest expense				0
Interest income and investment income			304,491	156,549		14,049
Foreign currency exchange (losses) gains, net			1,157	51
Gain on deemed disposal and disposal of investments				0
Gain on fair value changes of investment				0
Fair value loss on derivative liabilities				(2,285,223)
Other non-operating expenses				0
Income (loss) before income tax expenses			567,026	(2,101,961)		(80,817)
Income tax (expenses) benefits			(96,078)	50,943
Income (loss) before share of income (loss) in equity method investments, net of income taxes			470,948	(2,051,018)		(80,817)
Share of income (loss) in equity method investments, net of income taxes			(2,775)	113,329		(151)
Net income (loss)			468,173	(1,937,689)		(80,968)
Huya | Cost of revenues
Operating expenses
Share-based compensation			31,593	10,472		2,877
Huya | Research and development expenses
Operating expenses
Total operating expenses			(508,714)
Share-based compensation			86,296	30,643		9,174
Huya | Sales and marketing expenses
Operating expenses
Total operating expenses			(438,396)
Share-based compensation			5,919	1,832		791
Huya | General and administrative expenses
Operating expenses
Total operating expenses			(352,824)
Share-based compensation			157,936	183,748		27,266
Huya | Live streaming
Net revenues
Total net revenues			7,976,214	4,442,845		2,069,536
YY Live
Net revenues
Others			743,205	667,350		808,558
Total net revenues			12,233,530	11,102,172		9,409,976
Cost of revenues			(6,747,434)	(6,083,487)		(5,096,538)
Gross profit (loss)			5,486,096	5,018,685		4,313,438
Operating expenses
Research and development expenses				(926,900)		(611,726)
Sales and marketing expenses				(962,164)		(603,989)
General and administrative expenses				(595,515)		(442,646)
Goodwill impairment						(2,527)
Total operating expenses			(3,095,348)	(2,484,579)		(1,660,888)
Gain on disposal of subsidiaries and business			82,699			37,989
Other income			233,132	78,922		103,558
Operating income			2,706,579	2,613,028		2,794,097
Interest expense			(265,513)	(8,616)		(32,122)
Interest income and investment income			457,353	329,003		166,335
Foreign currency exchange (losses) gains, net			(4,569)	(565)		(2,176)
Gain on deemed disposal and disposal of investments				16,178		45,861
Gain on fair value changes of investment			2,679,312	1,487,405
Fair value loss on derivative liabilities			(16,011)	0
Other non-operating expenses				(2,000)
Income (loss) before income tax expenses			5,557,151	4,434,433		2,971,995
Income tax (expenses) benefits			(587,481)	(501,683)		(415,811)
Income (loss) before share of income (loss) in equity method investments, net of income taxes			4,969,670	3,932,750		2,556,184
Share of income (loss) in equity method investments, net of income taxes			41,315	120,636		33,175
Net income (loss)			5,010,985	4,053,386		2,589,359
YY Live | Cost of revenues
Operating expenses
Share-based compensation			21,411	63,867		39,882
YY Live | Research and development expenses
Operating expenses
Total operating expenses			(1,047,615)
Share-based compensation			119,104	194,530		113,174
YY Live | Sales and marketing expenses
Operating expenses
Total operating expenses			(1,242,523)
Share-based compensation			2,543	3,891		3,626
YY Live | General and administrative expenses
Operating expenses
Total operating expenses			(805,210)
Share-based compensation			158,081	159,042		60,871
YY Live | Live streaming
Net revenues
Total net revenues			11,490,325	10,434,822		¥ 8,601,418
Elimination
Net revenues
Others			(143)	(2,055)
Total net revenues			(143)	(2,055)
Cost of revenues			143	0
Gross profit (loss)				(2,055)
Operating expenses
Research and development expenses				0
Sales and marketing expenses				2,055
General and administrative expenses				0
Total operating expenses				2,055
Other income				0
Operating income				0
Interest expense			30,952	0
Interest income and investment income			(30,952)	0
Foreign currency exchange (losses) gains, net				0
Gain on deemed disposal and disposal of investments				0
Gain on fair value changes of investment				201,999
Fair value loss on derivative liabilities				0
Other non-operating expenses				0
Income (loss) before income tax expenses				201,999
Income tax (expenses) benefits				(26,967)
Income (loss) before share of income (loss) in equity method investments, net of income taxes				175,032
Share of income (loss) in equity method investments, net of income taxes				(175,032)
Net income (loss)				0
Elimination | Live streaming
Net revenues
Total net revenues				¥ 0
Bigo [Member]
Net revenues
Others			406,556
Total net revenues			4,968,316
Cost of revenues			(3,508,480)
Gross profit (loss)			1,459,836
Operating expenses
Total operating expenses			(3,369,419)
Other income			9,581
Operating income			(1,900,002)
Interest expense			(31,956)
Interest income and investment income			2,684
Foreign currency exchange (losses) gains, net			13,208
Income (loss) before income tax expenses			(1,916,066)
Income tax (expenses) benefits			136,937
Income (loss) before share of income (loss) in equity method investments, net of income taxes			(1,779,129)
Net income (loss)			(1,779,129)
Bigo [Member] | Cost of revenues
Operating expenses
Share-based compensation			28,250
Bigo [Member] | Research and development expenses
Operating expenses
Total operating expenses			(979,153)
Share-based compensation			300,297
Bigo [Member] | Sales and marketing expenses
Operating expenses
Total operating expenses			(2,058,805)
Share-based compensation			4,256
Bigo [Member] | General and administrative expenses
Operating expenses
Total operating expenses			(331,461)
Share-based compensation			32,462
Bigo [Member] | Live streaming
Net revenues
Total net revenues			¥ 4,561,760

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows